BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
November 30, 2022 (Unaudited)

COMMON STOCKS - 63.6%	Shares	Value
Communications - 2.2%
Cable & Satellite - 0.3%
Comcast Corporation - Class A	7,061	$ 258,715

Entertainment Content - 0.1%
World Wrestling Entertainment, Inc. - Class A	1,527	121,977

Internet Media & Services - 0.6%
Booking Holdings, Inc. (a)	69	143,482
Netflix, Inc. (a)	991	302,780
Shopify, Inc. - Class A (a)	4,965	202,969
		649,231
Publishing & Broadcasting - 0.0% (b)
Scholastic Corporation	500	20,560

Telecommunications - 1.2%
AT&T, Inc.	12,155	234,348
Deutsche Telekom AG - ADR	18,961	387,184
SoftBank Group Corporation - ADR	8,878	194,961
T-Mobile US, Inc. (a)	2,545	385,466
		1,201,959
Consumer Discretionary - 4.0%
Apparel & Textile Products - 0.8%
Kering S.A. - ADR	3,258	194,274
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,543	389,079
NIKE, Inc. - Class B	1,989	218,173
		801,526
Automotive - 0.6%
Ford Motor Company	6,681	92,866
General Motors Company	2,547	103,306
Mercedes-Benz Group AG - ADR	11,479	194,340
Toyota Motor Corporation - ADR	1,307	193,031
		583,543
Consumer Services - 0.3%
Service Corporation International	3,605	257,577

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Discretionary - 4.0% (Continued)
Consumer Services - 0.3% (Continued)
Stride, Inc. (a)	864	$ 30,594
		288,171
Home Construction - 0.0% (b)
Griffon Corporation	1,165	41,136

Leisure Facilities & Services - 1.2%
McDonald's Corporation	3,130	853,833
Starbucks Corporation	3,636	371,599
		1,225,432
Retail - Discretionary - 1.1%
Builders FirstSource, Inc. (a)	2,561	163,725
Home Depot, Inc. (The)	1,724	558,559
Lowe's Companies, Inc.	2,206	468,885
		1,191,169
Wholesale - Discretionary - 0.0% (b)
Veritiv Corporation	461	62,023

Consumer Staples - 6.8%
Beverages - 2.4%
Anheuser-Busch InBev S.A./N.V. - ADR	3,292	193,866
Coca-Cola Company (The)	13,423	853,837
Diageo plc - ADR	1,037	193,452
MGP Ingredients, Inc.	574	71,784
PepsiCo, Inc.	6,119	1,135,136
		2,448,075
Food - 1.1%
Cal-Maine Foods, Inc.	1,555	90,625
Flowers Foods, Inc.	5,094	153,075
Hostess Brands, Inc. (a)	5,026	132,686
Kraft Heinz Company (The)	2,854	112,305
Mondelēz International, Inc. - Class A	4,565	308,640
Nestlé S.A. - ADR	1,610	191,574
Post Holdings, Inc. (a)	1,404	131,428
		1,120,333

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Consumer Staples - 6.8% (Continued)
Household Products - 1.1%
Colgate-Palmolive Company	1,450	$ 112,346
Inter Parfums, Inc.	324	30,874
L'Oreal S.A. - ADR	2,599	193,392
Procter & Gamble Company (The)	3,913	583,663
Unilever plc - ADR	3,826	192,754
		1,113,029
Retail - Consumer Staples - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	3,226	242,724
Costco Wholesale Corporation	1,530	825,053
Murphy USA, Inc.	893	264,158
SpartanNash Company	1,538	50,523
Walmart, Inc.	4,820	734,665
		2,117,123
Tobacco & Cannabis - 0.2%
Philip Morris International, Inc.	2,572	256,351

Wholesale - Consumer Staples - 0.0% (b)
United Natural Foods, Inc. (a)	1,076	51,304

Energy - 8.0%
Oil & Gas Producers - 7.5%
BP plc - ADR	10,721	384,884
Chevron Corporation	7,739	1,418,636
Civitas Resources, Inc.	1,680	113,165
CNX Resources Corporation (a)	5,356	93,034
ConocoPhillips	6,247	771,567
CONSOL Energy, Inc.	1,315	101,847
Enbridge, Inc.	4,665	192,618
Exxon Mobil Corporation	17,599	1,959,473
HF Sinclair Corporation	4,640	289,258
Matador Resources Company	3,865	256,481
Murphy Oil Corporation	4,137	195,266
PBF Energy, Inc. - Class A	4,886	194,316
PDC Energy, Inc.	2,854	212,109
Range Resources Corporation	10,268	296,437

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Energy - 8.0% (Continued)
Oil & Gas Producers - 7.5% (Continued)
Ranger Oil Corporation - Class A	718	$ 31,283
Shell plc - ADR	6,537	382,218
SM Energy Company	5,261	226,802
Southwestern Energy Company (a)	28,188	195,061
Talos Energy, Inc. (a)	2,102	41,304
TotalEnergies SE - ADR	6,143	383,446
Woodside Energy Group Ltd. - ADR	1,543	38,915
		7,778,120
Oil & Gas Services & Equipment - 0.5%
Helmerich & Payne, Inc.	2,784	142,207
Nabors Industries Ltd. (a)	197	31,191
NOV, Inc.	7,688	172,672
Patterson-UTI Energy, Inc.	6,849	122,940
ProPetro Holding Corporation (a)	1,869	20,522
RPC, Inc.	2,217	20,529
U.S. Silica Holdings, Inc. (a)	680	8,901
		518,962
Financials - 11.1%
Asset Management - 0.8%
BlackRock, Inc.	258	184,728
Blucora, Inc. (a)	431	10,797
Brookfield Asset Management, Inc. - Class A	4,215	198,737
Charles Schwab Corporation (The)	4,973	410,471
		804,733
Banking - 5.8%
BancFirst Corporation	709	72,275
Bank of America Corporation	15,361	581,414
Banner Corporation	728	51,411
BNP Paribas S.A. - ADR	6,903	194,596
Cathay General Bancorp	1,330	61,805
Citigroup, Inc.	3,431	166,095
City Holding Company	401	40,870
Commonwealth Bank of Australia - ADR	5,298	389,615
Cullen/Frost Bankers, Inc.	1,605	232,837

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 11.1% (Continued)
Banking - 5.8% (Continued)
CVB Financial Corporation	5,726	$ 164,222
FB Financial Corporation	723	30,952
First BanCorporation	4,704	72,348
First Commonwealth Financial Corporation	1,395	20,534
Fulton Financial Corporation	3,323	61,775
Hancock Whitney Corporation	1,509	82,754
Hanmi Financial Corporation	1,141	30,864
Home BancShares, Inc.	3,670	93,401
HSBC Holdings plc - ADR	6,247	192,782
Independent Bank Corporation	1,022	92,511
International Bancshares Corporation	980	51,626
JPMorgan Chase & Company	9,791	1,352,920
Lakeland Financial Corporation	655	51,719
Mitsubishi UFJ Financial Group, Inc. - ADR	35,380	193,175
National Bank Holdings Corporation - Class A	667	31,022
NBT Bancorp, Inc.	1,104	50,961
Northwest Bancshares, Inc.	2,689	41,115
OFG Bancorp	1,064	30,824
Park National Corporation	343	51,906
Preferred Bank	406	30,690
Prosperity Bancshares, Inc.	1,774	134,061
Provident Financial Services, Inc.	915	20,615
Royal Bank of Canada	1,952	194,771
Seacoast Banking Corporation of Florida	601	20,662
Toronto-Dominion Bank (The)	2,899	193,479
United Bankshares, Inc.	2,638	113,144
United Community Banks, Inc.	2,650	103,271
Washington Federal, Inc.	1,172	41,336
Wells Fargo & Company	13,292	637,351
Wintrust Financial Corporation	1,362	124,528
		6,102,237

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Financials - 11.1% (Continued)
Institutional Financial Services - 0.9%
Bank of New York Mellon Corporation (The)	1,120	$ 51,408
Goldman Sachs Group, Inc. (The)	1,115	430,557
Morgan Stanley	4,334	403,366
StoneX Group, Inc. (a)	404	40,994
		926,325
Insurance - 3.4%
AIA Group Ltd. - ADR	4,741	190,588
Allianz SE - ADR	9,030	192,791
American Equity Investment Life Holding Company	1,516	61,413
American Financial Group, Inc.	1,716	244,050
American International Group, Inc.	2,449	154,556
Assured Guaranty Ltd.	1,220	81,215
Berkshire Hathaway, Inc. - Class B (a)	6,116	1,948,558
Genworth Financial, Inc. - Class A (a)	10,287	51,744
Kinsale Capital Group, Inc.	581	179,070
MetLife, Inc.	2,870	220,129
Safety Insurance Group, Inc.	222	20,366
Unum Group	4,108	173,275
		3,517,755
Specialty Finance - 0.2%
American Express Company	1,048	165,154
Mr. Cooper Group, Inc. (a)	1,607	72,572
		237,726
Health Care - 13.1%
Biotech & Pharma - 9.5%
AbbVie, Inc.	8,242	1,328,445
Amgen, Inc.	2,352	673,613
AstraZeneca plc - ADR	5,713	388,313
Bristol-Myers Squibb Company	8,824	708,391
Corcept Therapeutics, Inc. (a)	2,366	59,812
CSL Ltd. - ADR	1,889	193,830
Cytokinetics, Inc. (a)	1,226	52,105
Dynavax Technologies Corporation (a)	1,679	20,836
Eli Lilly & Company	3,808	1,413,073
Gilead Sciences, Inc.	5,017	440,643

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotech & Pharma - 9.5% (Continued)
Halozyme Therapeutics, Inc. (a)	2,139	$ 122,479
Harmony Biosciences Holdings, Inc. (a)	1,041	62,220
Johnson & Johnson	9,321	1,659,138
Merck & Company, Inc.	11,056	1,217,487
Novartis AG - ADR	2,164	193,808
Novo Nordisk A/S - ADR	3,092	385,263
Pfizer, Inc.	9,370	469,718
Prestige Consumer Healthcare, Inc. (a)	1,000	61,460
Sanofi - ADR	4,256	193,010
Supernus Pharmaceuticals, Inc. (a)	1,118	41,053
United Therapeutics Corporation (a)	867	242,665
		9,927,362
Health Care Facilities & Services - 2.9%
Acadia Healthcare Company, Inc. (a)	2,310	205,729
CVS Health Corporation	4,302	438,288
Option Care Health, Inc. (a)	3,753	113,003
UnitedHealth Group, Inc.	4,127	2,260,605
		3,017,625
Medical Equipment & Devices - 0.7%
Abbott Laboratories	2,993	321,987
Thermo Fisher Scientific, Inc.	662	370,866
		692,853
Industrials - 6.9%
Aerospace & Defense - 1.7%
AAR Corporation (a)	669	31,148
Airbus SE - ADR	6,775	193,223
Boeing Company (The) (a)	859	153,658
Curtiss-Wright Corporation	858	151,566
General Dynamics Corporation	1,002	252,895
Lockheed Martin Corporation	1,006	488,101
Raytheon Technologies Corporation	4,889	482,642
		1,753,233
Commercial Support Services - 0.5%
Cross Country Healthcare, Inc. (a)	859	30,735
FTI Consulting, Inc. (a)	765	132,207

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Industrials - 6.9% (Continued)
Commercial Support Services - 0.5% (Continued)
H&R Block, Inc.	6,334	$ 276,859
Insperity, Inc.	608	72,079
		511,880
Diversified Industrials - 1.2%
3M Company	986	124,206
Emerson Electric Company	1,928	184,645
General Electric Company	3,476	298,832
Honeywell International, Inc.	2,150	472,033
Siemens AG - ADR	2,818	195,428
		1,275,144
Electrical Equipment - 0.6%
ABB Ltd. - ADR	6,178	194,545
Belden, Inc.	905	72,798
nVent Electric plc	2,814	112,588
Schneider Electric SE - ADR	6,661	194,635
		574,566
Engineering & Construction - 0.7%
AECOM	2,529	214,965
Comfort Systems USA, Inc.	984	124,732
Dycom Industries, Inc. (a)	404	36,820
Fluor Corporation (a)	3,708	124,626
KBR, Inc.	4,343	224,403
NV5 Global, Inc. (a)	357	51,590
		777,136
Industrial Intermediate Products - 0.1%
Mueller Industries, Inc.	2,091	143,798

Industrial Support Services - 0.2%
Applied Industrial Technologies, Inc.	706	93,538
Avis Budget Group, Inc. (a)	684	152,942
		246,480
Machinery - 0.5%
Caterpillar, Inc.	1,644	388,658

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Industrials - 6.9% (Continued)
Machinery - 0.5% (Continued)
Titan International, Inc. (a)	1,452	$ 20,807
Valmont Industries, Inc.	394	133,432
		542,897
Transportation & Logistics - 1.4%
ArcBest Corporation	377	31,204
Atlas Air Worldwide Holdings, Inc. (a)	498	50,183
Canadian National Railway Company	3,032	389,400
Deutsche Post AG - ADR	4,855	193,812
Forward Air Corporation	549	61,691
Hub Group, Inc. - Class A (a)	611	51,416
Knight-Swift Transportation Holdings, Inc.	2,588	143,453
Marten Transport Ltd.	1,958	41,725
Union Pacific Corporation	1,038	225,692
United Parcel Service, Inc. - Class B	1,193	226,348
		1,414,924
Materials - 2.9%
Chemicals - 1.0%
Ashland, Inc.	1,092	122,162
BASF SE - ADR	15,223	194,474
Cabot Corporation	1,546	113,817
Dow, Inc.	1,214	61,878
Innospec, Inc.	460	51,009
Linde plc	1,574	529,620
		1,072,960
Construction Materials - 0.4%
Carlisle Companies., Inc.	1,523	400,716

Containers & Packaging - 0.1%
Greif, Inc. - Class A	587	41,272
Silgan Holdings, Inc.	1,357	71,785
		113,057
Forestry, Paper & Wood Products - 0.2%
Boise Cascade Company	985	72,930
Louisiana-Pacific Corporation	644	41,087

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Materials - 2.9% (Continued)
Forestry, Paper & Wood Products - 0.2% (Continued)
UFP Industries, Inc.	762	$ 62,377
		176,394
Metals & Mining - 0.6%
Alcoa Corporation	1,463	73,340
BHP Group Ltd. - ADR	3,088	193,927
Encore Wire Corporation	708	103,446
Rio Tinto plc - ADR	2,816	193,290
Warrior Met Coal, Inc.	1,654	60,900
		624,903
Steel - 0.6%
Commercial Metals Company	2,302	113,304
Reliance Steel & Aluminum Company	1,308	276,367
Steel Dynamics, Inc.	2,864	297,656
		687,327
Real Estate - 1.6%
REITs - 1.6%
Alexandria Real Estate Equities, Inc.	1,189	185,020
Equinix, Inc.	640	442,016
Federal Realty Investment Trust	549	60,994
Host Hotels & Resorts, Inc.	11,897	225,329
Kimco Realty Corporation	4,906	112,445
LTC Properties, Inc.	516	20,274
Regency Centers Corporation	1,228	81,576
Simon Property Group, Inc.	513	61,273
VICI Properties, Inc	14,987	512,556
		1,701,483
Technology - 5.5%
Semiconductors - 1.6%
ASML Holding N.V.	327	198,855
Axcelis Technologies, Inc. (a)	918	73,311
Broadcom, Inc.	656	361,476
NVIDIA Corporation	3,820	646,459
Onto Innovation, Inc. (a)	398	31,820

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)	Shares	Value
Technology - 5.5% (Continued)
Semiconductors - 1.6% (Continued)
Photronics, Inc. (a)	1,101	$ 20,699
Texas Instruments, Inc.	1,576	284,405
		1,617,025
Software - 0.8%
Aspen Technology, Inc. (a)	943	217,361
Digi International, Inc. (a)	982	41,705
Oracle Corporation	4,957	411,580
SAP SE - ADR	1,765	195,686
		866,332
Technology Hardware - 1.0%
Avnet, Inc.	925	41,782
Cisco Systems, Inc.	7,087	352,366
Clearfield, Inc. (a)	392	51,595
Extreme Networks, Inc. (a)	1,062	22,270
NetScout Systems, Inc. (a)	1,659	61,847
Nintendo Company Ltd. - ADR	18,060	193,784
Sanmina Corporation (a)	1,075	71,047
Sony Group Corporation - ADR	2,363	196,294
		990,985
Technology Services - 2.1%
Accenture plc - Class A	1,111	334,333
CACI International, Inc. - Class A (a)	426	133,040
CSG Systems International, Inc.	1,498	92,637
International Business Machines Corporation	2,947	438,808
Mastercard, Inc. - Class A	1,390	495,396
Science Applications International Corporation	1,018	112,092
Visa, Inc. - Class A	2,765	600,005
		2,206,311
Utilities - 1.5%
Electric Utilities - 1.3%
Constellation Energy Corporation	778	74,781
Enel S.p.A. - ADR	36,396	194,355
Iberdrola S.A. - ADR	4,283	193,120
IDACORP, Inc.	464	51,286
NextEra Energy, Inc.	6,561	555,717

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 63.6% (Continued)			Shares	Value
Utilities - 1.5% (Continued)
Electric Utilities - 1.3% (Continued)
OGE Energy Corporation			3,295	$ 133,316
Ormat Technologies, Inc.			1,024	92,600
				1,295,175
Gas & Water Utilities - 0.2%
New Jersey Resources Corporation			2,482	123,480
ONE Gas, Inc.			1,179	102,514
				225,994

Total Common Stocks (Cost $61,719,401)				$ 66,294,075

EXCHANGE-TRADED FUNDS - 31.2%			Shares	Value
ClearShares Ultra-Short Maturity ETF			64,953	$ 6,507,641
Global X MSCI Greece ETF			1,996	52,914
iShares 0-3 Month Treasury Bond ETF			49,809	4,999,329
iShares Gold Trust (a)			90,167	3,029,611
iShares MSCI Chile ETF			4,920	133,381
iShares MSCI India ETF			22,414	991,595
iShares MSCI Malaysia ETF			884	20,067
iShares MSCI Mexico ETF			7,800	420,420
iShares MSCI Philippines ETF			1,867	49,980
iShares MSCI South Africa ETF			662	29,426
iShares MSCI South Korea ETF			12,679	769,615
iShares MSCI Taiwan ETF			5,846	297,094
iShares MSCI Thailand ETF			2,889	212,486
iShares MSCI Turkey ETF			8,570	293,951
iShares Short Treasury Bond ETF			45,416	5,000,302
iShares Treasury Floating Rate Bond ETF			62,969	3,181,824
SPDR® Bloomberg 1-3 Month T-Bill ETF			70,912	6,500,503
Total Exchange-Traded Funds (Cost $32,273,163)				$ 32,490,139

PURCHASED OPTION CONTRACTS - 1.0%	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 1.0%
SPDR® S&P 500 ETF Trust, 01/20/23	$ 425 .00	1,100	$ 44,844,800	$ 517,000

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

PURCHASED OPTION CONTRACTS - 1.0% (Continued)	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 1.0% (Continued)
SPDR® S&P 500 ETF Trust, 01/20/23	$ 450 .00	100	$ 4,076,800	$ 5,700
SPDR® S&P 500 ETF Trust, 02/17/23	395 .00	145	5,911,360	361,920
SPDR® S&P 500 ETF Trust, 02/17/23	430 .00	250	10,192,000	159,500
Total Purchased Option Contracts (Cost $560,423)			$ 65,024,960	$ 1,044,120

MONEY MARKET FUNDS - 4.2%			Shares	Value
Federated Hemes Government Obligations Fund Institutional Class, 3.61% (c)			1,001,546	$ 1,001,546
First American Government Obligations Fund - Class X, 3.67% (c)			3,368,508	3,368,508
Total Money Market Funds (Cost $4,370,054)				$ 4,370,054

Investments at Value - 100.0% (Cost $98,923,041)				$ 104,198,388

Liabilities in Excess of Other Assets – (0.0%) (b)				(22,416)

Net Assets - 100.0%				$ 104,175,972

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of November 30, 2022.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni